FI Institutional Group Stock Fund for Retirement Plans
Schedule of Investments
May 31, 2026 (Unaudited)
COMMON STOCKS — 99.34% Shares Fair Value
Australia — 1.24%
Financials — 0.68%
Westpac Banking Corp. 107 $ 2,769
Materials — 0.56%
Rio Tinto Ltd. 17 2,269
Total Australia 5,038
Brazil — 0.47%
Materials — 0.47%
Vale SA - ADR 118 1,918
Total Brazil 1,918
Canada — 3.92%
Industrials — 1.01%
Canadian Pacific Kansas City Ltd. 46 4,109
Materials — 2.91%
Hudbay Minerals, Inc. 209 6,095
Lundin Mining Corp. 192 5,735
11,830
Total Canada 15,939
China — 3.05%
Communications — 0.81%
Tencent Holdings Ltd. - ADR 60 3,276
Consumer Discretionary — 0.64%
Alibaba Group Holding Ltd. - ADR 21 2,609
Financials — 1.18%
CITIC Securities Company Ltd. 755 2,509
Ping An Insurance (Group) Company of China Ltd., H Shares 300 2,299
4,808
Health Care — 0.42%
3SBio, Inc. 400 944
Sino Biopharmaceutical Ltd. - ADR 41 456
Sino Biopharmaceutical Ltd. 521 332
1,732
Total China 12,425
Denmark — 1.13%
Financials — 0.78%
Danske Bank A/S 60 3,160
Industrials — 0.35%
FLSmidth & Co. A/S 18 1,415
Total Denmark 4,575
France — 3.19%
Consumer Discretionary — 0.53%
Kering SA - ADR 72 2,146

FI Institutional Group Stock Fund for Retirement Plans
Schedule of Investments (continued)
May 31, 2026 (Unaudited)
COMMON STOCKS — 99.34% - continued Shares Fair Value
France — 3.19% - continued
Energy — 0.75%
TotalEnergies SE 35 $ 3,070
Industrials — 1.91%
Legrand SA 25 4,307
Schneider Electric SE 11 3,465
7,772
Total France 12,988
Germany — 2.99%
Industrials — 2.50%
MTU Aero Engines AG 8 2,925
Siemens AG 23 7,241
10,166
Technology — 0.49%
SAP SE 11 1,993
Total Germany 12,159
India — 0.40%
Financials — 0.40%
HDFC Bank Ltd. - ADR 68 1,617
Total India 1,617
Italy — 1.75%
Energy — 0.63%
Eni SpA 98 2,576
Financials — 1.12%
Intesa Sanpaolo SpA 672 4,553
Total Italy 7,129
Japan — 7.29%
Consumer Discretionary — 0.55%
Fast Retailing Company Ltd. - ADR 43 2,232
Financials — 2.38%
Mitsubishi UFJ Financial Group, Inc. 300 5,649
Sumitomo Mitsui Financial Group, Inc. - ADR 183 4,021
9,670
Industrials — 4.36%
Daifuku Company Ltd. - ADR 106 2,421
FANUC Corp. - ADR 99 2,472
Mitsubishi Corp. 160 5,088
Mitsubishi Heavy Industries Ltd. 130 3,107
SMC Corp. - ADR 98 2,132
Yaskawa Electric Corp. - ADR 28 2,537
17,757
Total Japan 29,659

FI Institutional Group Stock Fund for Retirement Plans
Schedule of Investments (continued)
May 31, 2026 (Unaudited)
COMMON STOCKS — 99.34% - continued Shares Fair Value
Korea (Republic of) — 1.71%
Technology — 1.71%
Samsung Electronics Co. Ltd. 33 $ 6,936
Total Korea (Republic of) 6,936
Netherlands — 1.59%
Technology — 1.59%
ASML Holding NV 4 6,463
Total Netherlands 6,463
South Africa — 0.49%
Financials — 0.49%
Standard Bank Group Ltd. 103 1,997
Total South Africa 1,997
Spain — 4.13%
Consumer Discretionary — 0.94%
Industria de Diseno Textil SA 61 3,794
Financials — 3.19%
Banco Bilbao Vizcaya Argentaria SA 195 4,576
Banco Santander SA 378 4,732
CaixBank SA 275 3,722
13,030
Total Spain 16,824
Sweden — 0.61%
Communications — 0.61%
Spotify Technology SA
(a)
5 2,488
Total Sweden 2,488
Switzerland — 3.21%
Financials — 2.06%
Swiss Re AG 14 2,112
UBS Group AG 132 6,266
8,378
Health Care — 1.15%
Novartis AG 31 4,681
Total Switzerland 13,059
Taiwan Province of China — 3.50%
Technology — 3.50%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR 34 14,227
Total Taiwan Province of China 14,227
United Kingdom — 4.84%
Energy — 0.88%
Shell PLC 85 3,568

FI Institutional Group Stock Fund for Retirement Plans
Schedule of Investments (continued)
May 31, 2026 (Unaudited)
COMMON STOCKS — 99.34% - continued Shares Fair Value
United Kingdom — 4.84% - continued
Financials — 0.69%
NatWest Group PLC 346 $ 2,793
Health Care — 2.13%
AstraZeneca PLC 24 4,461
GSK PLC 165 4,181
8,642
Industrials — 1.14%
Rolls-Royce Holdings PLC 257 4,629
Total United Kingdom 19,632
United States — 53.83%
Communications — 3.77%
Alphabet, Inc., Class A 32 12,171
Meta Platforms, Inc., Class A 5 3,163
15,334
Consumer Discretionary — 2.59%
Amazon.com, Inc.
(a)
25 6,765
Home Depot, Inc. (The) 8 2,537
Starbucks Corp. 13 1,289
10,591
Consumer Staples — 3.94%
Coca-Cola Co. (The) 67 5,294
Costco Wholesale Corp. 3 2,869
Procter & Gamble Co. (The) 21 3,015
Walmart, Inc. 42 4,861
16,039
Energy — 2.36%
Chevron Corp. 23 4,197
Exxon Mobil Corp. 37 5,375
9,572
Financials — 10.45%
American Express Co. 13 4,114
Bank of America Corp. 98 5,057
BlackRock, Inc. 4 4,188
Citigroup, Inc. 41 5,162
Goldman Sachs Group, Inc. (The) 7 7,178
JPMorgan Chase & Co. 23 6,884
Morgan Stanley 32 6,656
Visa, Inc., Class A 10 3,264
42,503
Health Care — 7.51%
Alnylam Pharmaceuticals, Inc.
(a)
5 1,510
Amgen, Inc. 8 2,694
Eli Lilly & Co. 5 5,525
Incyte Corp.
(a)
18 1,741
Johnson & Johnson 11 2,479
Merck & Co., Inc. 36 4,274

FI Institutional Group Stock Fund for Retirement Plans
Schedule of Investments (continued)
May 31, 2026 (Unaudited)
COMMON STOCKS — 99.34% - continued Shares Fair Value
United States — 53.83% - continued
Health Care — 7.51% - continued
Pfizer, Inc. 128 $ 3,351
PTC Therapeutics, Inc.
(a)
15 1,108
Thermo Fisher Scientific, Inc. 3 1,478
United Therapeutics Corp.
(a)
4 2,227
UnitedHealth Group, Inc. 5 1,902
Vertex Pharmaceuticals, Inc.
(a)
5 2,238
30,527
Industrials — 6.39%
AeroVironment, Inc.
(a)
17 3,523
Boeing Co. (The)
(a)
10 2,312
Cummins, Inc. 10 6,466
Deere & Co. 6 3,252
General Electric Co. 15 4,856
Rockwell Automation, Inc. 6 2,706
RTX Corp. 16 2,875
25,990
Materials — 0.54%
Materion Corp. 10 2,200
Technology — 16.28%
Advanced Energy Industries, Inc. 6 1,813
Amkor Technology, Inc. 30 2,087
Apple, Inc. 44 13,731
Autodesk, Inc.
(a)
7 1,619
Broadcom, Inc. 12 5,361
Cisco Systems, Inc. 63 7,586
Coherent Corp.
(a)
7 2,530
Microsoft Corp. 21 9,455
NVIDIA Corp. 75 15,836
Oracle Corp. 14 3,161
Rambus, Inc.
(a)
12 1,746
Salesforce, Inc. 7 1,338
66,263
Total United States 219,019
Total Common Stocks (Cost  $240,165 ) 404,092
MONEY MARKET FUNDS - 0.48%
First American Government Obligations Fund, Class X, 3.55%
(b)
1,941 1,941
Total Money Market Funds (Cost $1,941) 1,941
Total Investments — 99.82% (Cost $242,106) 406,033
Other Assets in Excess of Liabilities — 0.18% 745
NET ASSETS — 100.00% $ 406,778
(a) Non-income producing security.

FI Institutional Group Stock Fund for Retirement Plans
Schedule of Investments (continued)
May 31, 2026 (Unaudited)
(b) Rate disclosed is the seven day effective yield as of May 31, 2026.
ADR - American Depositary Receipt

FI Institutional Group ESG Stock Fund for Retirement Plans
Schedule of Investments
May 31, 2026 (Unaudited)
COMMON STOCKS — 98.74% Shares Fair Value
Australia — 0.68%
Financials — 0.68%
Westpac Banking Corp. 107 $ 2,769
Total Australia 2,769
Canada — 2.38%
Materials — 2.38%
Hudbay Minerals, Inc. 158 4,620
Lundin Mining Corp. 171 5,108
9,728
Total Canada 9,728
China — 2.81%
Communications — 0.79%
Tencent Holdings Ltd. - ADR 59 3,221
Consumer Discretionary — 0.70%
Alibaba Group Holding Ltd. - ADR 23 2,857
Financials — 1.21%
CITIC Securities Company Ltd. 783 2,602
Ping An Insurance (Group) Company of China Ltd., H Shares 304 2,329
4,931
Health Care — 0.11%
Sino Biopharmaceutical Ltd. - ADR 42 467
Total China 11,476
Denmark — 1.89%
Financials — 0.98%
Danske Bank A/S 76 4,002
Industrials — 0.91%
FLSmidth & Co. A/S 12 943
Vestas Wind Systems A/S 98 2,754
3,697
Total Denmark 7,699
Finland — 0.19%
Industrials — 0.19%
Valmet Oyj 29 787
Total Finland 787
France — 3.29%
Consumer Discretionary — 0.53%
Kering SA - ADR 72 2,146
Energy — 0.75%
TotalEnergies SE 35 3,070
Industrials — 1.54%
Schneider Electric SE 20 6,300

FI Institutional Group ESG Stock Fund for Retirement Plans
Schedule of Investments (continued)
May 31, 2026 (Unaudited)
COMMON STOCKS — 98.74% - continued Shares Fair Value
France — 3.29% - continued
Technology — 0.47%
Dassault Systems SE 87 $ 1,909
Total France 13,425
Germany — 3.03%
Consumer Discretionary — 0.62%
adidas AG 13 2,527
Industrials — 2.10%
Daimler Truck Holding AG 53 2,607
Siemens AG 19 5,981
8,588
Technology — 0.31%
SAP SE 7 1,268
Total Germany 12,383
India — 0.20%
Financials — 0.20%
HDFC Bank Ltd. - ADR 34 809
Total India 809
Italy — 2.12%
Energy — 1.11%
Eni SpA 171 4,496
Financials — 1.01%
Intesa Sanpaolo SpA 606 4,106
Total Italy 8,602
Japan — 6.89%
Consumer Discretionary — 0.55%
Fast Retailing Company Ltd. - ADR 43 2,232
Financials — 2.59%
Mitsubishi UFJ Financial Group, Inc. 300 5,649
Sumitomo Mitsui Financial Group, Inc. - ADR 224 4,921
10,570
Industrials — 3.75%
Daifuku Company Ltd. - ADR 64 1,462
FANUC Corp. - ADR 92 2,297
Hitachi Ltd. 134 4,347
Marubeni Corp. 145 4,731
Yaskawa Electric Corp. - ADR 27 2,446
15,283
Total Japan 28,085

FI Institutional Group ESG Stock Fund for Retirement Plans
Schedule of Investments (continued)
May 31, 2026 (Unaudited)
COMMON STOCKS — 98.74% - continued Shares Fair Value
Netherlands — 2.77%
Technology — 2.77%
ASML Holding NV 7 $ 11,311
Total Netherlands 11,311
Norway — 0.93%
Energy — 0.93%
Equinor ASA 105 3,805
Total Norway 3,805
South Africa — 0.46%
Financials — 0.46%
Standard Bank Group Ltd. - ADR 96 1,858
Total South Africa 1,858
Spain — 4.27%
Consumer Discretionary — 0.91%
Industria de Diseno Textil SA 60 3,732
Financials — 3.36%
Banco Bilbao Vizcaya Argentaria SA 198 4,646
Banco Santander SA 370 4,632
CaixBank SA 324 4,386
13,664
Total Spain 17,396
Sweden — 1.32%
Communications — 0.61%
Spotify Technology SA
(a)
5 2,488
Industrials — 0.71%
Atlas Copco AB 150 2,884
Total Sweden 5,372
Switzerland — 4.95%
Financials — 2.38%
Swiss Re AG 14 2,112
UBS Group AG 160 7,595
9,707
Health Care — 1.07%
Novartis AG 29 4,379
Industrials — 1.50%
ABB Ltd. 57 6,109
Total Switzerland 20,195
Taiwan Province of China — 3.91%
Technology — 3.91%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR 38 15,902
Total Taiwan Province of China 15,902

FI Institutional Group ESG Stock Fund for Retirement Plans
Schedule of Investments (continued)
May 31, 2026 (Unaudited)
COMMON STOCKS — 98.74% - continued Shares Fair Value
United Kingdom — 5.84%
Consumer Staples — 0.32%
Unilever PLC 23 $ 1,304
Energy — 2.13%
BP PLC 601 4,224
Shell PLC 106 4,451
8,675
Financials — 0.46%
NatWest Group PLC 231 1,865
Health Care — 0.87%
AstraZeneca PLC 19 3,532
Materials — 2.06%
Anglo American PLC 48 2,578
Antofagasta PLC 105 5,795
8,373
Total United Kingdom 23,749
United States — 50.81%
Communications — 2.94%
Alphabet, Inc., Class A 27 10,270
Netflix, Inc.
(a)
20 1,720
11,990
Consumer Discretionary — 2.21%
Amazon.com, Inc.
(a)
24 6,495
Home Depot, Inc. (The) 8 2,537
9,032
Consumer Staples — 3.39%
Colgate-Palmolive Co. 29 2,614
Costco Wholesale Corp. 3 2,869
PepsiCo, Inc. 18 2,595
Procter & Gamble Co. (The) 20 2,871
Walmart, Inc. 25 2,894
13,843
Financials — 11.03%
American Express Co. 14 4,431
Bank of America Corp. 88 4,541
BlackRock, Inc. 4 4,188
Citigroup, Inc. 50 6,294
Goldman Sachs Group, Inc. (The) 7 7,179
JPMorgan Chase & Co. 16 4,789
MasterCard, Inc., Class A 5 2,470
Morgan Stanley 30 6,240
Visa, Inc., Class A 15 4,895
45,027
Health Care — 8.64%
Alnylam Pharmaceuticals, Inc.
(a)
6 1,812
Eli Lilly & Co. 10 11,049

FI Institutional Group ESG Stock Fund for Retirement Plans
Schedule of Investments (continued)
May 31, 2026 (Unaudited)
COMMON STOCKS — 98.74% - continued Shares Fair Value
United States — 50.81% - continued
Health Care — 8.64% - continued
Incyte Corp.
(a)
24 $ 2,322
Johnson & Johnson 9 2,028
Merck & Co., Inc. 33 3,918
Pfizer, Inc. 113 2,958
PTC Therapeutics, Inc.
(a)
30 2,216
Thermo Fisher Scientific, Inc. 4 1,970
United Therapeutics Corp.
(a)
5 2,784
UnitedHealth Group, Inc. 5 1,902
Vertex Pharmaceuticals, Inc.
(a)
5 2,238
35,197
Industrials — 7.02%
Cummins, Inc. 11 7,113
Deere & Co. 9 4,879
Howmet Aerospace, Inc. 18 4,649
Rockwell Automation, Inc. 14 6,314
Union Pacific Corp. 7 1,838
Xylem, Inc. 35 3,834
28,627
Materials — 0.85%
New Linde PLC 7 3,484
Technology — 14.73%
Apple, Inc. 42 13,106
Autodesk, Inc.
(a)
8 1,850
Broadcom, Inc. 13 5,808
Cisco Systems, Inc. 71 8,550
Microsoft Corp. 21 9,455
NVIDIA Corp. 71 14,991
Oracle Corp. 13 2,935
Salesforce, Inc. 8 1,529
ServiceNow, Inc.
(a)
15 1,866
60,090
Total United States 207,290
Total Common Stocks (Cost  $237,337 ) 402,641
PREFERRED STOCKS — 0.44% Shares Fair Value
Australia — 0.44%
Materials — 0.44%
Fortescue Metals Group Ltd. 113 1,813
Total Australia 1,813
Total Preferred Stocks (Cost  $1,554 ) 1,813

FI Institutional Group ESG Stock Fund for Retirement Plans
Schedule of Investments (continued)
May 31, 2026 (Unaudited)
PREFERRED STOCKS — 0.44% - continued Shares Fair Value
Australia — 0.44% - continued
MONEY MARKET FUNDS - 0.65%
First American Government Obligations Fund, Class X, 3.55%
(b)
2,638 $ 2,638
Total Money Market Funds (Cost $2,638) 2,638
Total Investments — 99.83% (Cost $241,529) 407,092
Other Assets in Excess of Liabilities — 0.17% 681
NET ASSETS — 100.00% $ 407,773
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of May 31, 2026.
ADR - American Depositary Receipt

FI Institutional Group Fixed Income Fund for Retirement
Plans
Schedule of Investments
U.S. GOVERNMENT & AGENCIES — 81.39%
Principal
Amount Fair Value
United States Treasury Note, 2.63% , 2/15/2029 $ 616,100 $ 593,622
United States Treasury Note, 4.00% , 5/31/2030 299,000 297,721
United States Treasury Note, 4.00% , 1/31/2031 599,000 595,303
United States Treasury Note, 4.50% , 11/15/2033 291,000 294,296
United States Treasury Note, 4.50% , 2/15/2036 581,000 587,264
United States Treasury Note, 4.50% , 5/15/2038 149,000 148,697
United States Treasury Note, 4.63% , 2/15/2040 93,000 92,085
Total U.S. Government & Agencies (Cost $2,750,753) 2,608,988
EXCHANGE-TRADED FUNDS — 14.89% Shares
iShares MBS ETF 5,034 477,173
Total Exchange-Traded Funds (Cost $458,836) 477,173
MONEY MARKET FUNDS - 2.82%
First American Government Obligations Fund, Class X, 3.55%
(a)
90,315 90,315
Total Money Market Funds (Cost $90,315) 90,315
Total Investments — 99.10% (Cost $3,299,904) 3,176,476
Other Assets in Excess of Liabilities — 0.90% 28,844
NET ASSETS — 100.00% $ 3,205,320
(a) Rate disclosed is the seven day effective yield as of May 31, 2026.

FI Institutional Group ESG Fixed Income Fund for
Retirement Plans
Schedule of Investments
U.S. GOVERNMENT & AGENCIES — 80.39%
Principal
Amount Fair Value
United States Treasury Note, 2.63% , 2/15/2029 $ 570,700 $ 549,878
United States Treasury Note, 4.00% , 5/31/2030 300,000 298,717
United States Treasury Note, 4.00% , 1/31/2031 573,000 569,463
United States Treasury Note, 4.13% , 7/31/2031 40,000 39,923
United States Treasury Note, 4.50% , 11/15/2033 292,000 295,308
United States Treasury Note, 4.50% , 2/15/2036 557,000 563,005
United States Treasury Note, 4.50% , 5/15/2038 147,000 146,702
United States Treasury Note, 4.63% , 2/15/2040 92,000 91,094
Total U.S. Government & Agencies (Cost $2,694,642) 2,554,090
EXCHANGE-TRADED FUNDS — 15.89% Shares
iShares MBS ETF 5,325 504,757
Total Exchange-Traded Funds (Cost $485,215) 504,757
MONEY MARKET FUNDS - 2.83%
First American Government Obligations Fund, Class X, 3.55%
(a)
89,961 89,961
Total Money Market Funds (Cost $89,961) 89,961
Total Investments — 99.11% (Cost $3,269,818) 3,148,808
Other Assets in Excess of Liabilities — 0.89% 28,387
NET ASSETS — 100.00% $ 3,177,195
(a) Rate disclosed is the seven day effective yield as of May 31, 2026.

Tactical Multi-Purpose Fund
Schedule of Investments
May 31, 2026 (Unaudited)
U.S. GOVERNMENT & AGENCIES — 86.38%
Principal
Amount Fair Value
United States Treasury Inflation Indexed Bonds, 0.13% , 7/15/2026
(a)
$ 17,500 $ 24,273
Total U.S. Government & Agencies (Cost $24,266) 24,273
MONEY MARKET FUNDS - 24.69% Shares
First American Government Obligations Fund, Class X, 3.55%
(b)
6,939 6,939
Total Money Market Funds (Cost $6,939) 6,939
Total Investments — 111.07% (Cost $31,205) 31,212
Liabilities in Excess of Other Assets — (11.07)% (3,111)
NET ASSETS — 100.00% $ 28,101
(a) Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of May 31, 2026, the percentage of net assets invested in United States Treasury Inflation Indexed Bonds was 86.38% of the Fund.
(b) Rate disclosed is the seven day effective yield as of May 31, 2026.